8911 Capital of Texas Hwy. North
Westech 360, Suite 3350
Austin, TX 78759-8497
PHONE 512.338.5400
FAX 512.338.5499
www.wsgr.com

January 8, 2008

Via EDGAR

Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549

Attention: Craig Slivka, Division of Corporate Finance

      Re:    National Instruments Corporation
                Definitive 14A filed April 2, 2007
                Commission File No. 0-25426

Ladies and Gentlemen:

        On behalf of National Instruments Corporation (the “Company”), we are transmitting the Company’s Memorandum of Response (the “Response Letter”) to the comments of the Staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) contained in the Staff’s letter dated December 3, 2007 relating to the Company’s initial response letter dated September 21, 2007, which was submitted in response to the Staff’s letter dated August 21, 2007 regarding the executive compensation and other related disclosures in Company’s definitive proxy statement filed on April 2, 2007.

        If you should have any questions or additional comments regarding the Company’s Response Letter, please do not hesitate to contact the undersigned at (512) 338-5400.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI Professional Corporation

/s/J. Robert Suffoletta
J. Robert Suffoletta, Esq.

Enclosure

cc:     David Hugley, National Instruments Corporation